Cash and cash equivalents and marketable securities (Tables)	6 Months Ended
Jun. 30, 2024
Cash And Cash Equivalents And Marketable Securities
Schedule of cash and cash equivalents

	06.30.2024	12.31.2023
Cash at bank and in hand	511	103
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	437	1,742
Other investment funds	110	279
	547	2,021
- Abroad
Time deposits	4,652	7,737
Automatic investing accounts and interest checking accounts	2,140	2,852
Other financial investments	34	14
	6,826	10,603
Total short-term financial investments	7,373	12,624
Total cash and cash equivalents	7,884	12,727

Schedule of marketable securities

	06.30.2024	12.31.2023
Fair value through profit or loss	623	926
Amortized cost - Bank Deposit Certificates and time deposits	4,963	4,249
Amortized cost - Others	48	53
Total	5,634	5,228
Current	4,290	2,819
Non-current	1,344	2,409

Marketable securities classified as fair value through profit or loss refer mainly to investments in Brazilian Federal Government Bonds (amounts determined by level 1 of the fair value hierarchy). These financial investments have maturities of more than three months.

Securities classified as amortized cost refer to investments in Brazil in floating rate Bank Deposit Certificates with daily liquidity, with initial maturities between one and two years, and to investments abroad in time deposits with maturities of more than three months from the contracting date.